FUND PROFILE



                               Prime Money Market
                                 INVESTOR CLASS

                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

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 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                                  BENHAM GROUP




                               PRIME MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund earns its income by investing in  high-quality  cash equivalent
     securities.   These   securities  are  short-term   obligations  of  banks,
     governments and corporations that are payable in U.S. dollars.

        Additional information about Prime Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * Investments in the fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     * Because cash equivalent securities are among the safest securities available, the interest they pay is among the lowest for income paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer term or lower quality securities.

     FUND PERFORMANCE

        The bar chart in the next column shows the actual performance of Prime Money Market's Investor Class for each calendar year since its inception on November 17, 1993.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information below the bar chart is intended to indicate how the fund will perform in the future.

[bar chart - data below]
CALENDAR YEAR-BY-YEAR RETURNS
                                  1994        1995       1996     1997
      Prime Money Market          4.47%       5.70%      5.09%    5.26%
      90 day T-bill               4.31%       5.64%      5.11%    5.19%

        The fund's highest and lowest returns for a calendar quarter since the fund's inception on November 17, 1993, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Prime Money Market is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
        HIGHEST AND LOWEST QUARTERLY RETURNS
        Quarter Ended 3/31/95                       1.47%
        Quarter Ended 3/31/94                       0.84%

        The table on the next page shows the fund's average annual return for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, derived from Lipper Analytical Services, an independent mutual fund ranking service, is included as a benchmark for long-term performance comparisons.


     (1) As of March 31, 1998, the end of the most recent calendar quarter, Prime Money Market's year-to-date return was ___%. Partial year performance is not annualized.


PRIME MONEY MARKET                               AMERICAN CENTURY INVESTMENTS


                                        1 YR.      LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
                Prime Money Market      5.31%        5.09%
                90 day T-bill           5.18%        5.03%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                    1.00%
           Distribution and/or 12b-1 Fees                    None
           Other Expenses(2)                                 0.00%
           Total Annual Fund Operating Expenses              1.00%

          (2)  Other  expenses  include  the fees  and  expenses  of the  fund's
               independent   directors,   their  legal  counsel,   interest  and
               extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
                Assuming you
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                your cost of investing in the fund would be:

                 1 year          3 years           5 years           10 years
                   $60            $190              $340               $750

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Prime Money Market team are:

        AMY O'DONNELL, Portfolio Manager, has been primarily responsible for the day-to-day management of the fund since its inception in November 1993. Ms. O'Donnell joined American Century in 1987 as a Research Analyst and was promoted to her current position in 1992.

        ROBERT V. GAHAGAN, Vice President and Portfolio Manager, joined American Century in 1983 and manages several other American Century funds. He has a B.A. and M.B.A. from the University of Missouri in Kansas City and has over 12 years of investment experience.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Prime Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                               PRIME MONEY MARKET


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. You may elect to have distributions automatically deposited back into your Prime account, sent directly to your bank account or sent to you by check. Since Prime is a money market fund, its distributions will generally be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.



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[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES 1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

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